Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Short-Intermediate Government Trust
Entity Central Index Key	0000357159
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000024572
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Institutional Shares
Trading Symbol	FIGTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 102,831,141
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$102,831,141 Number of Investments42 Portfolio Turnover25%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.3%
Mortgage-Backed Securities	6.4%
Collaterized Mortgage Obligations	14.4%
U.S. Treasury Securities	77.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
Greater than 5 Years	9.9%
2-5 Years	73.5%
Less than 2 Years	14.6%

Material Fund Change [Text Block]
C000024571
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Class R Shares
Trading Symbol	FIGKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$66	1.31%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.31%
AssetsNet	$ 102,831,141
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$102,831,141 Number of Investments42 Portfolio Turnover25%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.3%
Mortgage-Backed Securities	6.4%
Collaterized Mortgage Obligations	14.4%
U.S. Treasury Securities	77.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
Greater than 5 Years	9.9%
2-5 Years	73.5%
Less than 2 Years	14.6%

Material Fund Change [Text Block]
C000024573
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Government Fund
Class Name	Service Shares
Trading Symbol	FIGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Intermediate Government Fund (the "Fund") for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$41	0.82%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%
AssetsNet	$ 102,831,141
Holdings Count | Holding	42
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$102,831,141 Number of Investments42 Portfolio Turnover25%
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	1.3%
Mortgage-Backed Securities	6.4%
Collaterized Mortgage Obligations	14.4%
U.S. Treasury Securities	77.2%

Effective Maturity Schedule (% of Net Assets)

Value	Value
Greater than 5 Years	9.9%
2-5 Years	73.5%
Less than 2 Years	14.6%

Material Fund Change [Text Block]